Leases - Summary of breakdown of Lease Expense (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure Of Leases [Line Items]
Short-term lease expense	£ (83.8)
Low-value lease expense	(2.9)
Continuing operations lease [member]
Disclosure Of Leases [Line Items]
Short-term lease expense	(83.8)
Low-value lease expense	(2.9)
Variable lease expense	(74.2)
Sublease income	17.5
Charge to operating profit	(445.0)
Interest expense on lease liabilities	(99.7)
Charge to profit before taxation for leases	(544.7)
Land and buildings [member] | Continuing operations lease [member]
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	(286.5)
Plant and machinery [member] | Continuing operations lease [member]
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	£ (15.1)